Summary of Significant Accounting Policies (Details 3) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Total net unrealized depreciation on open futures and forward currency contracts		$ (5,321,011)	$ 6,841,321
Millburn Multi Markets Trading L P [Member]
Total futures and forward currency contracts		(387,941)	14,668,997
Total financial assets and liabilities at fair value		593,875,027	474,903,102
Investments in U.S. Treasury notes held in equity trading accounts as collateral		99,835,520	72,705,286
Investments in U.S. Treasury notes		440,688,034	336,146,438
Total investments in U.S. Treasury notes		540,523,554	408,851,724
Net unrealized appreciation on open futures and forward currency contracts		5,430,488	15,031,193
Net unrealized depreciation on open futures and forward currency contracts		(5,818,429)	(362,196)
Total net unrealized depreciation on open futures and forward currency contracts		(387,941)	14,668,997
Millburn Multi Markets Trading L P [Member] | US Treasury Notes [Member]
Investment owned		540,523,554	408,851,724
Millburn Multi Markets Trading L P [Member] | Short-Term Money Market Funds [Member]
Investment owned	[1]	53,739,414	51,382,381
Millburn Multi Markets Trading L P [Member] | Total long forward currency contracts [Member] | Over the Counter [Member]
Over-the-counter forward currency contracts		(5,818,429)	1,317,942
Millburn Multi Markets Trading L P [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		5,430,488	13,351,055
Millburn Multi Markets Trading L P [Member] | Level 1 [Member]
Over-the-counter forward currency contracts
Total futures and forward currency contracts		5,430,488	13,351,055
Total financial assets and liabilities at fair value		599,693,456	473,585,160
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | US Treasury Notes [Member]
Investment owned		540,523,554	408,851,724
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Short-Term Money Market Funds [Member]
Investment owned	[1]	53,739,414	51,382,381
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Total long forward currency contracts [Member] | Over the Counter [Member]
Over-the-counter forward currency contracts
Millburn Multi Markets Trading L P [Member] | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		5,430,488	13,351,055
Millburn Multi Markets Trading L P [Member] | Level 2 [Member]
Over-the-counter forward currency contracts			1,317,942
Total futures and forward currency contracts		(5,818,429)
Total financial assets and liabilities at fair value		(5,818,429)	1,317,942
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | US Treasury Notes [Member]
Investment owned
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Short-Term Money Market Funds [Member]
Investment owned	[1]
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Total long forward currency contracts [Member] | Over the Counter [Member]
Over-the-counter forward currency contracts		(5,818,429)	1,317,942
Millburn Multi Markets Trading L P [Member] | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts
Over-the-counter forward currency contracts
Millburn Multi Markets Trading L P [Member] | Energies [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		1,488,216	10,890,611
Millburn Multi Markets Trading L P [Member] | Energies [Member] | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		1,488,216	10,890,611
Millburn Multi Markets Trading L P [Member] | Energies [Member] | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Grains [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		(956,377)	864,739
Millburn Multi Markets Trading L P [Member] | Grains [Member] | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		(956,377)	864,739
Millburn Multi Markets Trading L P [Member] | Grains [Member] | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Stock Indices [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		1,504,174	(856,099)
Millburn Multi Markets Trading L P [Member] | Stock Indices [Member] | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		1,504,174	(856,099)
Millburn Multi Markets Trading L P [Member] | Stock Indices [Member] | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Interest Rates [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		1,988,070	2,402,342
Millburn Multi Markets Trading L P [Member] | Interest Rates [Member] | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		1,988,070	2,402,342
Millburn Multi Markets Trading L P [Member] | Interest Rates [Member] | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Softs [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		(11,671)	327,357
Millburn Multi Markets Trading L P [Member] | Softs [Member] | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		(11,671)	327,357
Millburn Multi Markets Trading L P [Member] | Softs [Member] | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Livestock [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		(560)	1,620
Millburn Multi Markets Trading L P [Member] | Livestock [Member] | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		(560)	1,620
Millburn Multi Markets Trading L P [Member] | Livestock [Member] | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts
Millburn Multi Markets Trading L P [Member] | Metals [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		1,418,636	(279,515)
Millburn Multi Markets Trading L P [Member] | Metals [Member] | Level 1 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts		1,418,636	(279,515)
Millburn Multi Markets Trading L P [Member] | Metals [Member] | Level 2 [Member] | Futures Contracts [Member] | Exchange Traded [Member]
Total exchange-traded futures contracts

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.